Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

(3) Cash and cash equivalents

Cash and cash equivalents in its original currencies is shown below:

	As of June 30,
	2025	2024
	$	$
HKD	5,870,022	3,197,313
RMB	2,256,948	2,673,761
USD	2,412,958	7,004,410
VND	149,291	471,100
Total	10,689,219	13,346,584

The PRC government imposes controls on the conversion of RMB into foreign currencies and the remittance of currencies out of the PRC. Therefore, we may experience difficulties in obtaining and remitting foreign currency.